SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details) - CAD ($)	Jun. 30, 2023	Jun. 28, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	$ 3,394,649
Vehicle financing	129,746
Term loan	12,735,951	$ 12,735,951
Lease liability	2,540,436		$ 2,731,394
Total	18,800,782
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	3,394,649
Vehicle financing	21,624
Term loan
Lease liability	1,270,218
Total	4,686,491
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	43,249
Term loan
Lease liability	1,270,218
Total	1,313,467
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	64,873
Term loan	12,735,951
Lease liability
Total	$ 12,800,824